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Barings Global Emerging Markets Equity Fund
Barings Global Emerging Markets Equity Fund

Barings Funds Trust

Barings Global Emerging Markets Equity Fund (the “Fund”)

Class/Ticker: A/BXQAX, C/BXQCX, I/BXQIX, Y/BXQYX

300 South Tryon Street
Charlotte, NC 28202
Telephone: 1-855-439-5459

Supplement dated November 30, 2020 to the Prospectus and Statement of Additional Information (“SAI”) for Barings Global Emerging Markets Equity Fund (the “Fund”), dated October 28, 2020, as supplemented and amended from time to time.

The following replaces the information in sections “Fees and Expenses of the Fund” and “Expense Example” on pages 50-51 of the Fund’s Prospectus.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 93 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 79 of the Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Barings Global Emerging Markets Equity Fund	Class A		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	4.00%		none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none		none		none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of lower of the original offering price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.
[2]	The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Annual Fund Operating Expenses - Barings Global Emerging Markets Equity Fund		Class A	Class C	Class I	Class Y
Management Fees		0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		7.91%	7.92%	2.06%	2.06%
Total Annual Fund Operating Expenses		9.06%	9.82%	2.96%	2.96%
Fee Waiver and/or Expense Reimbursement	[1]	7.91%	7.92%	2.06%	2.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.15%	1.90%	0.90%	0.90%
[1]	The Manager has contractually agreed to waive its management fee in excess of 0.75% of the Fund’s average daily net assets. This agreement shall remain in effect at least until November 1, 2021, unless earlier modified or terminated by the Fund’s Board of Trustees. The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.90% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2021, unless earlier modified or terminated by the Fund’s Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Barings Global Emerging Markets Equity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	516	2,369	4,058	7,659
Class C	300	2,267	4,121	7,960
Class I	95	747	1,425	3,235
Class Y	95	747	1,425	3,235

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Barings Global Emerging Markets Equity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	516	2,369	4,058	7,659
Class C	200	2,267	4,121	7,960
Class I	95	747	1,425	3,235
Class Y	95	747	1,425	3,235